Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Cash Flow Information

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$181	$315

Cash received for amounts included in the measurement of sublease assets:
Operating cash flows from operating subleases	44	-

Supplemental Information

	December 31,	December 31,
	2021	2020
Weighted-average remaining lease term (in years):
Operating leases	0.9	1.7
Operating subleases	0.9	-
Weighted average discount rate
Operating leases (1)	12.2%	12.1%

(1)Upon adoption of the new lease standard, discount rates used for existing leases were established at January 1, 2019.

Future Maturities of Lease Liabilities

	Operating Leases	Operating Subleases
2022	$166	$(120)
2023	4	-
Thereafter	-	-
Total undiscounted lease payments (receipts)	170	(120)
Less: imputed interest	(11)	-
Present value of lease liabilities (receivables)	159	(120)
Less: current portion	(155)	120
Long-term lease obligations	$4	$-